SHARE-BASED COMPENSATION - Fair value of share options granted (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Kaixin Auto 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,186,364
Kaixin Auto Group 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price		$ 0.29
Unrecognized share-based compensation expense		$ 462
Unrecognized share-based compensation expense, expected recognition period		2 years 7 months 28 days
Kaixin Auto Group 2021 Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		20,535,000
Unrecognized share-based compensation expense, expected recognition period		5 years 1 month 6 days
Fair value of options vested		$ 40,078	$ 38,669	$ 0